Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000108407
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Accumulated Value	$ 10,000		$ 11,874	$ 13,927	$ 14,351	$ 15,083	$ 18,193	$ 16,961	$ 19,768	$ 23,324	$ 25,458	$ 35,771
C000108408
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Accumulated Value	10,000		11,788	13,722	14,032	14,633	17,522	16,217	18,756	21,974	23,799	33,181
C000142551
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Accumulated Value	10,000		11,902	13,997	14,461	15,231	18,421	17,216	20,118	23,793	26,025	36,655
C000142728
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Energy Infrastructure Fund
Accumulated Value	10,000		10,938	10,707	10,215	6,267	9,902	10,998	13,427	17,177	20,873	24,161
C000142729
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Energy Infrastructure Fund
Accumulated Value	10,000		10,847	10,544	9,965	6,076	9,526	10,503	12,724	16,158	19,488	22,391
C000142730
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Energy Infrastructure Fund
Accumulated Value	10,000		10,961	10,776	10,286	6,331	10,028	11,167	13,670	17,527	21,347	24,778
C000102754
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Accumulated Value	10,000		11,642	13,953	14,518	13,923	18,133	8,532	11,310	15,730	17,636	21,333
C000102755
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Accumulated Value	10,000		11,549	13,744	14,188	13,511	17,459	8,158	10,729	14,812	16,481	19,789
C000142548
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Accumulated Value	10,000		11,672	14,025	14,625	14,070	18,366	8,666	11,514	16,049	18,043	21,882
C000111981
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Tactical Allocation Fund
Accumulated Value	10,000		11,583	13,552	12,642	12,733	18,139	14,633	15,195	16,813	17,438	21,440
C000111982
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Tactical Allocation Fund
Accumulated Value	10,000		11,499	13,352	12,359	12,355	17,478	13,993	14,420	15,835	16,309	19,902
C000142553
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Tactical Allocation Fund
Accumulated Value	10,000		11,614	13,620	12,731	12,861	18,373	14,855	15,457	17,150	17,836	21,983
C000102760
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Accumulated Value	10,000		11,873	12,882	13,577	12,653	16,588	15,359	16,534	18,062	20,985	24,915
C000102761
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Accumulated Value	10,000		11,769	12,679	13,259	12,260	15,959	14,672	15,669	16,985	19,597	23,091
C000142550
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Accumulated Value	10,000		11,891	12,944	13,682	12,780	16,796	15,594	16,827	18,432	21,462	25,553
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	10,000		11,942	13,293	14,133	14,507	20,291	17,173	20,115	24,123	28,149	34,951
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	10,000		11,942	13,293	14,133	14,507	20,291	17,173	20,115	24,123	28,149	34,951
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	10,000		11,942	13,293	14,133	14,507	20,291	17,173	20,115	24,123	28,149	34,951
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index
Accumulated Value	10,000		9,934	8,868	9,059	5,034	7,890	8,010	10,150	12,740	14,258	16,392
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index
Accumulated Value	10,000		9,934	8,868	9,059	5,034	7,890	8,010	10,150	12,740	14,258	16,392
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index
Accumulated Value	10,000		9,934	8,868	9,059	5,034	7,890	8,010	10,150	12,740	14,258	16,392
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Accumulated Value	10,000		11,983	12,721	13,374	11,882	16,554	15,318	16,976	19,481	22,687	28,094
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Accumulated Value	10,000		11,983	12,721	13,374	11,882	16,554	15,318	16,976	19,481	22,687	28,094
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Accumulated Value	$ 10,000		$ 11,983	$ 12,721	$ 13,374	$ 11,882	$ 16,554	$ 15,318	$ 16,976	$ 19,481	$ 22,687	$ 28,094